Provisions for pensions and similar obligations (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions For Pensions And Similar Obligations
Staff costs - Current service costs (note 39)	R$ 1,432	R$ 1,799	R$ 4,186
Interest and similar income and expenses - Interest cost (net) (notes 31 and 32)	2,175,565	(81,681)	108,268
Interest and similar income and expenses - Interest on unrecognized assets (notes 31 and 32)	(2,064,384)	252,608	97,291
Other movements - Extraordinary charges	41,546	2,117	16,786
Total	R$ 154,159	R$ 174,843	R$ 226,532